COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 7 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a ten-year lease entered into in February 2003. The Company also leases office space in Muscat, Oman under a lease expiring December 31, 2012. Rent expense for the nine months ended September 30, 2012 and 2011 was $88,733 and $110,620, respectively. At September 30, 2012, the future minimum lease payments under non-cancelable operating leases are as follows:

2012	$23,170
2013	9,466
Total	$32,636
Employment Agreements

Pursuant to an employment agreement dated September 1, 2001, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 through December 31, 2010 plus an additional amount based on a combination of net sales and earnings before taxes. Such employment agreement expired on December 31, 2010 and, provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the nine months ended September 30, 2012, the Company has continued to accrue salary payable to its President on the basis of an annual salary of $125,000. At September 30, 2012, unpaid accrued officer’s compensation due to this Company officer was $241,904.

Omagine had been obligated to employ its Vice-President and Secretary under an employment agreement which was cancelled by mutual agreement. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the nine months ended September 30, 2012, the Company accrued officer’s compensation due to its Vice President and Secretary on the basis of an annual salary of $100,000. At September 30, 2012, unpaid accrued officer’s compensation due to this Company officer was $86,662.

Omagine is not obligated under an employment agreement with its Controller and Principal Accounting Officer. For the nine months ended September 30, 2012, the Company accrued officer’s compensation due to its Controller on the basis of an annual salary of $80,000. At September 30, 2012, unpaid accrued officer’s compensation due to this Company officer was $92,550.

Equity Financing Agreements

On December 22, 2008, Omagine entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA Global Investments, L.P. (“YA”). The SEDA expired on April 30, 2011. Pursuant to the terms of the SEDA, Omagine could, at its sole option and upon giving written notice to YA (a “Purchase Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive trading days following such Purchase Notice (the “Pricing Period”). During the term of the SEDA, Omagine was not obligated to sell any Shares to YA but could, in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equaled up to $5,000,000 in the aggregate. YA was obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the Shares (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA had to be separated by a time period equal to the Pricing Period, and (iv) the amount of any such individual periodic sale of Shares could not exceed $200,000. All sales of Shares pursuant to the SEDA were made at the sole discretion of Omagine. The Registration Statement filed by Omagine with the SEC was declared effective by the SEC as of May 1, 2009 and its effective status expired on April 30, 2010. Omagine filed a new registration statement with the SEC to continue to make sales available to it pursuant to the SEDA and the SEC declared such new registration statement to be effective as of June 7, 2010. The SEDA expired on April 30, 2011.

On May 4, 2011, Omagine entered into a new two year SEDA (the “New SEDA”) with YA Global Master SPV Ltd. (“YA Ltd”) on substantially the same terms and conditions as the SEDA executed between YA and Omagine in December 2008. Omagine issued 176,471 restricted shares of Common Stock to YA Ltd in satisfaction of a $150,000 commitment fee due to YA Ltd pursuant to the New SEDA. In June 2011, Omagine and YA Ltd amended the New SEDA to increase the commitment amount under the New SEDA from $5 million to $10 million and Omagine issued an additional 67,745 restricted shares of its Common Stock to YA Ltd in satisfaction of the additional $150,000 commitment fee due pursuant to such amendment. The Registration Statement filed by Omagine with the SEC was declared effective by the SEC as of August 24, 2011 and its effective status expired on May 25, 2012. Omagine filed an amendment to the original registration statement with the SEC on September 12, 2012 to continue to make sales available to it pursuant to the New SEDA and, as of the date of this report, the SEC has not yet declared such amendment to be effective. The New SEDA automatically expires on September 1, 2013.

Omagine Project

Omagine LLC’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the signing of a Development Agreement between Omagine LLC and the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

In May 2011, Omagine, Inc., JOL and three new investors (the “New Investors”) entered into an agreement relating to Omagine LLC (the “Shareholder Agreement”). Pursuant to the Shareholder Agreement, Omagine, Inc. made an Omani Rial (“OMR”) 7,500 (approximately $19,500) capital contribution to Omagine LLC on June 9, 2011 and agreed to make an additional capital contribution to Omagine LLC of OMR 210,000 (approximately $546,000) after the execution of the Development Agreement between the Government of Oman and Omagine LLC and before the “Financing Agreement Date” (as that term is defined in the Shareholder Agreement). In exchange for a 40% share ownership of Omagine LLC, the New Investors made cash capital contributions to Omagine LLC totaling OMR 60,000 (approximately $156,000) and agreed to make additional cash capital contributions to Omagine LLC totaling OMR 26,628,125 (approximately $69,233,125) at the Financing Agreement Date. In addition one of the New Investors agreed to make a non-cash capital contribution to Omagine LLC. The amount of such “payment-in-kind” non-cash capital contribution is yet to be determined and will represent the value of the land constituting the Omagine Site which such investor previously owned and has made available to Omagine LLC for development of the Omagine Project.

NOTE 7 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a ten-year lease entered into in February 2003. The Company also leases office space in Muscat, Oman under a lease expiring June 30, 2012. Rent expense for the years ended December 31, 2011 and 2010 was $133,118 and $136,067 , respectively.

At December 31, 2011, the future minimum lease payments under non-cancelable operating leases are as follows:

2012	$56,800
2013	9,466
Total	$66,266

Employment Agreements

Pursuant to an employment agreement dated September 1, 2001, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 through December 31, 2010 plus an additional amount based on a combination of net sales and earnings before taxes. Such employment agreement expired on December 31, 2010 and provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual, although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2011 and 2010, the Company has continued to accrue salary payable to the President on the basis of an annual salary of $125,000. At December 31, 2011 and 2010, unpaid accrued officer’s compensation due to this Company officer was $281,250 and during the year ended December 31, 2011, $125,000 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized for the exercise of 100,000 stock options at $1.25 per share by this individual.

Omagine had been obligated to employ its Vice-President and Secretary under an employment agreement which was cancelled by mutual agreement. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2011 and 2010, the Company accrued officer’s compensation due to its Vice President and Secretary of $100,000 and $85,000, respectively. At December 31, 2011 and 2010, unpaid accrued officer’s compensation due to this Company officer was $139,249 and $132,250, respectively and during the year ended December 31, 2011, $62,500 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized for the exercise of 50,000 stock options at $1.25 per share by this individual.

Omagine is not obligated under an employment agreement with its Controller and Principal Accounting Officer. The Company accrued $80,000 of officer’s compensation due to this individual in each of the years ended December 31, 2011 and 2010. At December 31, 2011 and 2010, unpaid accrued officer’s compensation due to this Company officer was $108,800 and $43,799, respectively.
Equity Financing Agreements

On December 22, 2008, Omagine entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA Global Investments, L.P. (“YA”). The SEDA expired on April 30, 2011. Pursuant to the terms of the SEDA, Omagine could, at its sole option and upon giving written notice to YA (a “Purchase Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive trading days following such Purchase Notice (the “Pricing Period”). During the term of the SEDA, Omagine was not obligated to sell any Shares to YA but could, in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equaled up to $5,000,000 in the aggregate. YA was obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the Shares (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA had to be separated by a time period equal to the Pricing Period, and (iv) the amount of any such individual periodic sale of Shares could not exceed $200,000. All sales of Shares pursuant to the SEDA were made at the sole discretion of Omagine. The Registration Statement filed by Omagine with the SEC was declared effective by the SEC as of May 1, 2009 and its effective status expired on April 30, 2010. Omagine filed a new registration statement with the SEC to continue to make sales available to it pursuant to the SEDA and the SEC declared such new registration statement to be effective as of June 7, 2010. The SEDA expired on April 30, 2011.

On May 4, 2011, Omagine entered into a new two year SEDA (the “New SEDA”) with YA Global Master SPV Ltd. (“YA Ltd”) on substantially the same terms and conditions as the SEDA executed between YA and Omagine in December 2008. Pursuant to the New SEDA, Omagine issued 176,471 restricted shares of Common Stock to YA Ltd in satisfaction of a $150,000 commitment fee due to YA Ltd pursuant to the New SEDA. On June 21, 2011, Omagine and YA Ltd amended the New SEDA to increase the commitment amount under the New SEDA from $5 million to $10 million and pursuant to such amendment Omagine paid YA Ltd an additional $150,000 commitment fee. In June 2011 Omagine issued 67,745 restricted shares of its Common Stock to YA Ltd in satisfaction of the additional $150,000 commitment fee.

Omagine Project

Omagine LLC’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the signing of a Development Agreement between LLC and the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

In May 2011, Omagine, Inc., JOL and three new investors (the “New Investors”) entered into an agreement relating to Omagine LLC (the “Shareholder Agreement”). Pursuant to the Shareholder Agreement, Omagine, Inc. made an OMR 7,500 (approximately $19,500) capital contribution to Omagine LLC on June 9, 2011 and agreed to make an additional capital contribution to Omagine LLC of OMR 210,000 (approximately $546,000) after the execution of the Development Agreement between the Government of Oman and Omagine LLC and before the “Financing Agreement Date” (as that term is defined in the Shareholder Agreement).  In exchange for a 40% share ownership of Omagine LLC, the New Investors made cash capital contributions to Omagine LLC totaling OMR 60,000 (approximately $156,000) and agreed to make additional cash capital contributions to Omagine LLC totaling OMR 26,628,125 (approximately $69,233,125) at the Financing Agreement Date. In addition one of the New Investors agreed to make a non-cash capital contribution to Omagine LLC. The amount of such “payment-in-kind” non-cash capital contribution is yet to be determined and will represent the value of the land constituting the Omagine Site which such investor previously owned and has made available to Omagine LLC for development of the Omagine Project.